Derivative Financial Instruments - Fair Value of Interest Rate Swaps (Detail) - USD ($) $ in Thousands	Oct. 31, 2020	Feb. 01, 2020	Nov. 02, 2019	Feb. 02, 2019
Derivative [Line Items]
Total derivatives net liability	$ (5,882)	$ (8,106)	$ (7,495)
New Academy Holding Company, LLC
Derivative [Line Items]
Total derivatives net liability		(8,106)		$ 8,408
Interest rate swaps | Other current assets | New Academy Holding Company, LLC
Derivative [Line Items]
Assets		0		3,386
Interest rate swaps | Accrued expenses and other current liabilities | New Academy Holding Company, LLC
Derivative [Line Items]
Liabilities		6,130		75
Interest rate swaps | Other long-term liabilities | New Academy Holding Company, LLC
Derivative [Line Items]
Liabilities		1,976		258
Interest rate swaps | Other Non current Assets [Member] | New Academy Holding Company, LLC
Derivative [Line Items]
Assets		0		$ 5,355
Designated as Hedging Instrument
Derivative [Line Items]
Total derivatives net liability	(1,334)	(8,106)	(7,495)
Designated as Hedging Instrument | Interest rate swaps | Other current assets
Derivative [Line Items]
Assets	0	0	190
Designated as Hedging Instrument | Interest rate swaps | Accrued expenses and other current liabilities
Derivative [Line Items]
Liabilities	1,198	6,130	5,184
Designated as Hedging Instrument | Interest rate swaps | Other long-term liabilities
Derivative [Line Items]
Liabilities	136	1,976	2,501
Not Designated as Hedging Instrument
Derivative [Line Items]
Total derivatives net liability	(4,548)	0	0
Not Designated as Hedging Instrument | Interest rate swaps | Accrued expenses and other current liabilities
Derivative [Line Items]
Liabilities	$ 4,548	$ 0	$ 0